Loans Receivable (Details)		9 Months Ended
	Sep. 01, 2015 USD ($)	Sep. 30, 2015 USD ($) property loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Secured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net			$ 5,174,000	$ 4,632,000
Number of loans | loan		1	1	2
Stated interest rate		9.75%
Unsecured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net			$ 4,106,000	$ 3,747,000
Carrying Value | Secured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net		$ 5,253,000	5,249,000
Carrying Value | Unsecured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net		24,227,000	4,242,000
Fair Value | Secured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net		5,164,000	5,174,000
Fair Value | Unsecured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net		$ 24,125,000	$ 4,106,000
Senior Care Centers, LLC | Unsecured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loan receivable issued	$ 20,000,000
Term of loan receivable	5 years
Skilled Nursing Facilities | Secured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of skilled nursing facility used to secure loans receivable | property		1
LIBOR | Senior Care Centers, LLC | Unsecured Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate spread of LIBOR	5.00%